FINANCIAL RISK MANAGEMENT - Foreign currency risks and liquidity risk (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liquidity risk
Amount by which current liabilities exceed current assets	₽ 154,607
Availability of committed credit facilities	₽ 363,000
Minimum
Liquidity risk
Maturity of long term debt	1 year
Maximum
Liquidity risk
Maturity of long term debt	7 years
Foreign currency | USD
Foreign currency risk exposure and sensitivity analysis
Increase in the currency exchange rate	5.00%	1.00%	5.00%
Decrease in the currency exchange rate	(5.00%)	(1.00%)	(5.00%)
Effect on profit before tax	₽ 2,516	₽ (176)	₽ (447)
Effect on profit before tax	₽ (2,516)	₽ 176	₽ 447
Foreign currency | Euro
Foreign currency risk exposure and sensitivity analysis
Increase in the currency exchange rate	1.00%	1.00%	5.00%
Decrease in the currency exchange rate	(1.00%)	(1.00%)	(5.00%)
Effect on profit before tax	₽ 120	₽ 152	₽ 830
Effect on profit before tax	₽ (120)	₽ (152)	₽ (830)